BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.0%
Verizon Communications Inc.	29,450	$1,808,230

Entertainment - 0.2%
Electronic Arts Inc.	3,730	401,012	*

Media - 1.4%
Omnicom Group Inc.	30,231	2,449,316

TOTAL COMMUNICATION SERVICES		4,658,558

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.8%
BorgWarner Inc.	6,640	288,043
Gentex Corp.	26,363	764,000
Lear Corp.	2,374	325,713

Total Auto Components		1,377,756

Automobiles - 0.8%
General Motors Co.	22,810	834,846
Harley-Davidson Inc.	17,547	652,573

Total Automobiles		1,487,419

Distributors - 0.5%
Genuine Parts Co.	8,267	878,203

Hotels, Restaurants & Leisure - 2.1%
Churchill Downs Inc.	720	98,784
Cracker Barrel Old Country Store Inc.	20	3,075
Darden Restaurants Inc.	5,379	586,365
Marriott International Inc., Class A Shares	19,506	2,953,793
Norwegian Cruise Line Holdings Ltd.	2,730	159,459	*

Total Hotels, Restaurants & Leisure		3,801,476

Household Durables - 0.1%
Toll Brothers Inc.	6,830	269,853

Internet & Direct Marketing Retail - 5.4%
Booking Holdings Inc.	2,839	5,830,540	*
eBay Inc.	112,755	4,071,583

Total Internet & Direct Marketing Retail		9,902,123

Specialty Retail - 3.4%
Best Buy Co. Inc.	38,116	3,346,585
Foot Locker Inc.	12,866	501,645
O’Reilly Automotive Inc.	4,333	1,898,981	*
Tractor Supply Co.	4,600	429,824

Total Specialty Retail		6,177,035

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2019 Quarterly Report	1

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.4%
Carter’s Inc.	3,669	$401,168
Deckers Outdoor Corp.	813	137,283	*
Ralph Lauren Corp.	880	103,154

Total Textiles, Apparel & Luxury Goods		641,605

TOTAL CONSUMER DISCRETIONARY		24,535,470

CONSUMER STAPLES - 2.9%
Beverages - 0.9%
Brown-Forman Corp., Class B Shares	25,466	1,721,502

Food Products - 0.9%
Ingredion Inc.	2,910	270,485
Mondelez International Inc., Class A Shares	25,068	1,380,745

Total Food Products		1,651,230

Household Products - 1.1%
Procter & Gamble Co.	15,256	1,905,474

TOTAL CONSUMER STAPLES		5,278,206

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	13,364	1,610,496
ConocoPhillips	19,374	1,259,891
CVR Energy Inc.	6,460	261,178
Exxon Mobil Corp.	23,242	1,621,827
HollyFrontier Corp.	2,040	103,448
Phillips 66	6,320	704,111

TOTAL ENERGY		5,560,951

FINANCIALS - 16.7%
Banks - 9.2%
Bank of America Corp.	176,121	6,202,982
CIT Group Inc.	9,745	444,664
Comerica Inc.	14,128	1,013,684
M&T Bank Corp.	8,948	1,518,923
Sterling Bancorp	2,590	54,597
Wells Fargo & Co.	128,011	6,886,992
Zions Bancorp NA	12,052	625,740

Total Banks		16,747,582

Capital Markets -3.8%
Ameriprise Financial Inc.	8,267	1,377,117
BlackRock Inc.	1,826	917,930
E*TRADE Financial Corp.	22,843	1,036,387
Eaton Vance Corp.	5,000	233,450
Franklin Resources Inc.	29,340	762,253

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Lazard Ltd., Class A Shares	1,330	$53,147
LPL Financial Holdings Inc.	9,977	920,378
Raymond James Financial Inc.	5,350	478,611
T Rowe Price Group Inc.	9,031	1,100,337

Total Capital Markets		6,879,610

Consumer Finance - 3.7%
Discover Financial Services	41,752	3,541,405
Santander Consumer USA Holdings Inc.	4,360	101,893
Synchrony Financial	85,479	3,078,099

Total Consumer Finance		6,721,397

TOTAL FINANCIALS		30,348,589

HEALTH CARE - 10.7%
Biotechnology - 4.3%
Amgen Inc.	29,533	7,119,520
Biogen Inc.	2,290	679,512	*

Total Biotechnology		7,799,032

Health Care Equipment & Supplies - 2.0%
Baxter International Inc.	42,748	3,574,588

Health Care Providers & Services - 0.1%
Molina Healthcare Inc.	2,000	271,380	*

Pharmaceuticals - 4.3%
Jazz Pharmaceuticals PLC	70	10,449	*
Johnson & Johnson	27,608	4,027,179
Pfizer Inc.	95,722	3,750,388

Total Pharmaceuticals		7,788,016

TOTAL HEALTH CARE		19,433,016

INDUSTRIALS - 21.4%
Aerospace & Defense - 0.7%
Huntington Ingalls Industries Inc.	1,926	483,195
Textron Inc.	17,298	771,491

Total Aerospace & Defense		1,254,686

Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc.	1,710	133,722

Airlines - 2.7%
Delta Air Lines Inc.	58,419	3,416,343
Southwest Airlines Co.	26,097	1,408,716

Total Airlines		4,825,059

Building Products - 0.0%
AO Smith Corp.	1,920	91,469

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2019 Quarterly Report	3

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Electrical Equipment - 0.7%
Rockwell Automation Inc.	6,059	$1,227,978

Industrial Conglomerates - 1.8%
Carlisle Cos. Inc.	710	114,906
Honeywell International Inc.	18,029	3,191,133

Total Industrial Conglomerates		3,306,039

Machinery - 8.8%
AGCO Corp.	1,050	81,113
Allison Transmission Holdings Inc.	8,965	433,189
Caterpillar Inc.	31,127	4,596,835
Cummins Inc.	11,222	2,008,289
Dover Corp.	7,736	891,651
Illinois Tool Works Inc.	26,595	4,777,260
Lincoln Electric Holdings Inc.	3,885	375,796
Oshkosh Corp.	2,010	190,247
PACCAR Inc.	4,200	332,220
Parker-Hannifin Corp.	6,126	1,260,853
Pentair PLC	11,305	518,560
Snap-on Inc.	3,636	615,939

Total Machinery		16,081,952

Professional Services - 0.5%
ManpowerGroup Inc.	3,330	323,343
Robert Half International Inc.	9,546	602,830

Total Professional Services		926,173

Road & Rail - 5.8%
CSX Corp.	38,631	2,795,339
Norfolk Southern Corp.	12,650	2,455,744
Union Pacific Corp.	29,069	5,255,385

Total Road & Rail		10,506,468

Trading Companies & Distributors - 0.3%
HD Supply Holdings Inc.	9,463	380,602	*
W.W. Grainger Inc.	680	230,193

Total Trading Companies & Distributors		610,795

TOTAL INDUSTRIALS		38,964,341

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.3%
Cisco Systems Inc.	86,093	4,129,020

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	8,815	1,259,135

IT Services - 1.5%
International Business Machines Corp.	21,133	2,832,667

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 7.6%
Intel Corp.	133,656	$7,999,312
Lam Research Corp.	5,030	1,470,772
Maxim Integrated Products Inc.	8,699	535,076
Skyworks Solutions Inc.	2,140	258,683
Teradyne Inc.	9,911	675,831
Texas Instruments Inc.	22,312	2,862,406

Total Semiconductors & Semiconductor Equipment		13,802,080

Software - 2.4%
Oracle Corp.	74,157	3,928,838
VMware Inc., Class A Shares	2,523	382,966	*

Total Software		4,311,804

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	26,412	7,755,884
Xerox Holdings Corp.	5,180	190,987

Total Technology Hardware, Storage & Peripherals		7,946,871

TOTAL INFORMATION TECHNOLOGY		34,281,577

MATERIALS - 5.2%
Chemicals - 3.5%
Celanese Corp.	16,003	1,970,289
FMC Corp.	4,017	400,977
LyondellBasell Industries NV, Class A Shares	12,899	1,218,698
PPG Industries Inc.	20,619	2,752,430

Total Chemicals		6,342,394

Metals & Mining - 1.7%
Nucor Corp.	34,149	1,921,906
Reliance Steel & Aluminum Co.	2,140	256,286
Southern Copper Corp.	21,980	933,711

Total Metals & Mining		3,111,903

TOTAL MATERIALS		9,454,297

UTILITIES - 2.5%
Electric Utilities - 2.0%
American Electric Power Co. Inc.	6,159	582,087
Duke Energy Corp.	6,375	581,464
Exelon Corp.	9,346	426,084
NextEra Energy Inc.	4,814	1,165,758
Southern Co.	12,950	824,915

Total Electric Utilities		3,580,308

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	11,470	228,253

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2019 Quarterly Report	5

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY		SHARES	VALUE
Multi-Utilities - 0.4%
Dominion Energy Inc.		8,450	$699,829

TOTAL UTILITIES			4,508,390

TOTAL COMMON STOCKS (Cost - $151,018,997)			177,023,395

INVESTMENTS IN UNDERLYING FUNDS - 1.0%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $1,695,376)		13,194	1,800,717

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $152,714,373)			178,824,112

	RATE
SHORT-TERM INVESTMENTS - 1.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $3,044,082)	1.469%	3,044,082	3,044,082

TOTAL INVESTMENTS - 100.0% (Cost - $155,758,455)			181,868,194
Liabilities in Excess of Other Assets - 0.0%			(56,877)

TOTAL NET ASSETS - 100.0%			$181,811,317

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

7

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$177,023,395	—	—	$177,023,395
Investments in Underlying Funds	1,800,717	—	—	1,800,717

Total Long-Term Investments	178,824,112	—	—	178,824,112

Short-Term Investments†	3,044,082	—	—	3,044,082

Total Investments	$181,868,194	—	—	$181,868,194

†	See Schedule of Investments for additional detailed categorizations.

9